Accounts Receivable (Tables) - Forge Nano, Inc.	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounts Receivable
Schedule of details of accounts receivable

	June 30,	December 31,
	2026	2025
Trade accounts receivable	$1,655	$2,003
Less: allowance for credit losses	(33)	(40)
Net accounts receivable	$1,622	$1,963

	2025	2024
Trade accounts receivable	$2,003	$1,652
Less: allowance for credit losses	(40)	(33)
Net accounts receivable	$1,963	$1,619

Schedule of activity in the allowance for credit losses

	June 30,	December 31,
	2026	2025
Balance – January 1	$(40)	$(33)
Additions charged to expense	7	(24)
Deductions/Write-offs	—	17
Balance – December 31	$(33)	$(40)

	2025	2024
Balance – January 1	$(33)	$(52)
Additions charged to expense	(24)	(4)
Deductions/Write-offs	17	23
Balance – December 31	$(40)	$(33)

Schedule of accounts receivable, net

	June 30,	December 31,
	2026	2025
Balance – January 1	$2,003	$1,652
Invoicing	3,319	8,816
Payments	(3,667)	(8,488)
Write-offs	—	40
Credit memos	—	(17)
	$1,655	$2,003

	December 31,	December 31,
	2025	2024
Balance – January 1	$1,652	$2,614
Invoicing	8,816	7,610
Payments	(8,488)	(8,401)
Write-offs	40	(33)
Credit memos	(17)	(138)
	$2,003	$1,652